NOTE 7 - PURCHASE DEPOSITS FOR INTANGIBLE ASSETS - Movie Copyrights and Broadcast Rights Pre-Payments (Details) - USD ($)	Feb. 29, 2024	Feb. 24, 2024	Aug. 31, 2023	Aug. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets			$ 300,000	$ 881,724
Five Movies Copyright [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets			300,000
Total Copyright Prepayment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets			300,000	881,724
T V Drama Series Copyright [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets				$ 881,724